Basis of Presentation and General Information, General Information (Predecessor) (Details)	Dec. 31, 2024 Vessel
Robin Energy Ltd. Predecessor [Member]
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary	1